Cash and Cash Equivalents, Restricted Cash Advances and Collateral	12 Months Ended
Dec. 31, 2017
Restricted Cash Advances And Collateral [Abstract]
Cash and Cash Equivalents, Restricted Cash Advances and Collateral
15.	CASH AND CASH EQUIVALENTS, RESTRICTED CASH ADVANCES AND COLLATERAL

Cash and cash equivalents

Cash and cash equivalents – operational includes an amount of $24.7 million held by a subsidiary of the Corporation that is subject to exchange controls in the country of operation. This balance is not available for general use by the Corporation or any of its other subsidiaries.

Restricted cash advances and collateral

Restricted cash held by the Corporation consists of the following components:

	As at December 31,
	2017	2016
	$000’s	$000’s
Guarantees in connection with licenses held	4,333	5,728
Funds in connection with hedging contracts	5,113	2,879
Segregated funds in respect of payment processors	2,749	2,625
Guarantee in connection with acquisition of a subsidiary	1,201	—
Cash portion of Kentucky Bond Collateral *	40,000	40,000
Other	300	263
Restricted cash advances and collateral – total	53,696	51,495
Restricted cash advances and collateral – current portion	7,862	5,767
Restricted cash advances and collateral – non-current portion	45,834	45,728
*

During the year ended December 31, 2016, $40 million of restricted cash was collateralized as part of the Kentucky Bond Collateral (as defined in note 18 below) and currently appears in Cash portion of the Kentucky Bond Collateral. The Kentucky Bond Collateral will be held until there is legal evidence conclusively showing final discharge or release from the bond, a final appellate ruling reversing the applicable judgment or court order releasing the bond.